Financial risk management and fair value measurement (Tables)	12 Months Ended
Aug. 31, 2023
Financial risk management and fair value measurement
Summary of maturity analysis for financial instruments, liquidity risk

	Contractual	Less than
	cash flows	one year	1-5 years
	$	$	$
August 31, 2023
Trade and other payables	550,836	550,836	—
Other financial liabilities	113,694	113,694	—
Long-term debt	305,329	231,546	73,783
	969,859	896,076	73,783

August 31, 2022
Trade and other payables	1,030,331	1,030,331	—
Other financial liabilities	177,834	177,834	—
Long-term debt	227,349	72,090	155,259
	1,435,514	1,280,255	155,259

Summary of foreign exchange risk

	2023	2022
	$	$
Cash	3,258,419	5,142,703
Trade and other receivables	188,001	103,116
Trade and other payables	800,149	172,871

Summary of reasonably possible 1% strengthening (weakening) of the U.S. dollar against the Canadian Dollar at the reporting date would have increased (decreased) net income (loss) and other comprehensive income

	Net loss		Other comprehensive income
	+5%	-5%	+5%	-5%
	$	$	$	$
August 31, 2023	24,281	(24,281)	350,586	(350,586)